Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Summary Of Fair Value Information Of Financial Instruments

	December 31, 2010		December 31, 2009
Asset (Liability)	Book Value	Fair Value	Book Value	Fair Value
Interest and rent receivables	$26,176	$20,265	$19,845	$16,712
Loans	215,985	209,126	311,006	299,123
Debt, net	(369,970)	(359,910)	(576,678)	(547,242)